Equipment	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Equipment [Text Block]

7. Equipment

	Furniture and Equipment	Computer Equipment	Total
Cost:
At December 31, 2019	$14,249	$41,751	$56,000
Additions	—	—	—
Disposals	—	—	—
At December 31, 2020	14,249	41,751	56,000

Depreciation:
At December 31, 2019	11,996	38,005	50,001
Depreciation	451	1,123	1,574
At December 31, 2020	12,447	39,128	51,575
Net book value at December 31, 2020	$1,802	$2,623	$4,425

	Furniture and Equipment	Computer Equipment	Total

Cost:
At December 31, 2018	$14,249	$41,751	$56,000
Additions	—	—	—
Disposals	—	—	—
At December 31, 2019	14,249	41,751	56,000

Depreciation:
At December 31, 2018	11,433	36,400	47,833
Depreciation	563	1,605	2,168
At December 31, 2019	11,996	38,005	50,001
Net book value at December 31, 2019	$2,253	$3,746	$5,999